Income Taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 11, 2022
Effective tax rate	(1.60%)	0.00%	0.00%
Percentage of expects to benefit	85.00%
Percentage of expects to benefit remaining	15.00%
Reverse Capitalization | Inspirato LLC
Ownership (as a percent)				41.20%